Document and Entity Information - Jun. 30, 2015 - shares	Total
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Entity Registrant Name	Paragon Shipping Inc.
Entity Central Index Key	0001401112
Trading Symbol	PRGN
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	24,909,142
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2